Equity and Comprehensive Income (Tables)	3 Months Ended
Dec. 27, 2013
Equity [Abstract]
Comprehensive Income (Loss)
Other Comprehensive (Loss) Income
Other Comprehensive (Loss) Income is comprised of the following:

($ in millions)	For the Quarters Ended
	December 27, 2013	December 28, 2012
Foreign currency translation	(37)	28
Liquidation of foreign entities (1)	—	(10)
Income tax expense (2)	—	(7)
Foreign currency translation, net of tax	(37)	11
Amortization of net actuarial losses (3)	5	6
Income tax expense	(2)	(2)
Defined benefit and post retirement plans, net of tax	3	4
Unrealized loss on marketable securities and derivative instruments (4)	—	(1)
Income tax benefit	—	2
Unrealized gain on marketable securities and derivative instruments, net of tax	—	1
Other comprehensive (loss) income, net of tax	(34)	16
Less: Other comprehensive income attributable to noncontrolling interests	—	—
Other comprehensive (loss) income attributable to Tyco common shareholders	$(34)	$16
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(1) During the quarter ended December 28, 2012, $10 million of cumulative translation gains were transferred from currency translation and included in income from discontinued operation in the Consolidated Statements of Operations as a result of the sale of foreign entities.
(2) Income tax expense on the net investment hedge was $7 million for the quarter ended December 28, 2012.
(3) Reclassified to Net Periodic Benefit Cost. See Note 12 Retirement Plans for additional information.
(4) Reclassified realized gain (loss) on marketable securities and derivative instruments to Other expense, net.

Components of accumulated other comprehensive (loss) income
A summary of the changes in each component of accumulated other comprehensive loss, net of tax, for the quarter ended December 27, 2013 are as follows ($ in millions):

	Currency Translation Adjustments	Retirement Plans	Accumulated Other Comprehensive Loss
Balance as of September 27, 2013	$(521)	$(466)	$(987)
Other comprehensive loss before reclassifications, net of tax	(37)	—	(37)
Amounts reclassified from accumulated other comprehensive income, net of tax	—	3	3
Other comprehensive (loss) income, net of tax	(37)	3	(34)
Balance as of December 27, 2013	$(558)	$(463)	$(1,021)